Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income
Loans receivable	$ 25,300,000	$ 26,025,000	$ 26,741,000
Securities available for sale	6,149,000	6,548,000	6,873,000
Nontaxable securities available for sale	1,651,000	2,081,000	2,219,000
Interest-earning deposits	22,000	26,000	24,000
Total interest and dividend income	33,122,000	34,680,000	35,857,000
Interest expense:
Deposits (note 6)	5,031,000	5,603,000	7,114,000
Advances from Federal Home loan Bank	289,000	1,665,000	1,780,000
Repurchase agreements	491,000	874,000	954,000
Subordinated debentures	739,000	737,000	733,000
Total interest expense	6,550,000	8,879,000	10,581,000
Net interest income	26,572,000	25,801,000	25,276,000
Provision for loan losses (note 3)	1,051,000	(2,273,000)	1,604,000
Net interest income after provision for loan losses	25,521,000	28,074,000	23,672,000
Non-interest income:
Other-than-temporary impairment losses on debt securities			(511,000)
Portion of losses recognized in other comprehensive income	237,000		111,000
Net impairment losses recognized in earnings (note 2)	17,000		(400,000)
Service charges	2,925,000	3,354,000	3,670,000
Merchant card income	1,130,000	1,075,000	983,000
Mortgage origination income	1,175,000	719,000	634,000
Realized gain from sale of securities available for sale, net (note 2)	691,000	578,000	1,661,000
Income from bank owned life insurance	335,000	307,000	354,000
Financial services commission	685,000	980,000	1,250,000
Gain on sale of assets			412,000
Other operating income	661,000	827,000	808,000
Total non-interest income	7,602,000	7,840,000	9,372,000
Non-interest expenses:
Salaries and benefits (note 12)	15,810,000	15,222,000	14,733,000
Occupancy expense (note 4)	3,077,000	3,217,000	3,475,000
Data processing expense	2,827,000	2,887,000	2,695,000
State deposit tax	1,018,000	1,336,000	581,000
Intangible amortization	33,000	97,000	162,000
Professional services	1,506,000	1,331,000	1,773,000
Advertising expense	1,302,000	1,341,000	1,236,000
Postage and communications expense	577,000	577,000	567,000
Supplies expense	527,000	627,000	495,000
Deposit insurance and examination fees	586,000	724,000	727,000
Loss on sale of assets	1,000	25,000	12,000
Loss on sale of real estate owned	716,000	208,000	140,000
Expenses related to real estate owned	511,000	266,000	402,000
Loss on sale of loan note		1,781,000
Loss on early debt extinguishment		2,510,000
Other operating expenses	1,954,000	1,767,000	1,640,000
Total non-interest expense	30,445,000	33,916,000	28,638,000
Income before income tax expense	2,678,000	1,998,000	4,406,000
Income tax expense (benefit) (note 13)	274,000	(201,000)	644,000
Net income	$ 2,404,000	$ 2,199,000	$ 3,762,000
Earnings per share available to common stockholders (note 18):
Basic	$ 0.38	$ 0.30	$ 0.50
Fully diluted	$ 0.38	$ 0.30	$ 0.50
Weighted average shares outstanding - basic	6,372,277	7,306,078	7,483,606
Weighted average shares outstanding - diluted	6,372,277	7,306,078	7,483,606